RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about current and non-current portion of reclamation (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclamation And Remediation Liabilities [Abstract]
Current reclamation and remediation liability	$ 1,623,564	$ 1,875,298
Non-current reclamation and remediation liability	23,907,547	39,590,952
Total reclamation and remediation liability	$ 25,531,111	$ 41,466,250	$ 42,687,825